Long-Term Debt - Payments and Commitment Reductions - Additional Information (Detail) - Amended and Restated Term Loan Facility [Member] - USD ($) $ in Millions		12 Months Ended
	May 22, 2017	Dec. 31, 2017
Debt Instrument [Line Items]
Term loan facility, frequency of payments		The Amended and Restated Term Loan Facility requires repayment in equal quarterly installments
Quarterly installment percentage of principal amount outstanding	0.25%
Term loan facility, principal amount outstanding	$ 565.0	$ 554.2
Term loan facility, installment payment commencement date	Sep. 29, 2017
Percentage of prepayment on excess cash flow	50.00%
Percentage of excess cash flow, leverage based threshold step down one	25.00%
Percentage of excess cash flow, leverage based threshold step down two	0.00%
Percentage of prepayment on net cash proceeds from asset sales and casualty events	100.00%